Deferred tax assets and liabilities (Details 1) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Deferred Tax Liabilities [Line Items]
Changes in accounting principles (IFRS 15) Deferred Tax Liabilities	€ 37
Changes in accounting principles (IFRS 15) Deferred Tax Assets	(237)
Changes in accounting principles (IFRS 15) Deferred Tax Assets, net of impairments	(237)
Deferred Tax Liabilities Gross	10,169	€ 10,953
Deductions, Deferred Tax Liabilities Gross	(802)	(835)
Currency Translation Differences, Deferred Tax Liabilities Gross	283	(1,123)
Decrease through loss of control of subsidiary, Deferred tax liabilities Gross	(2,778)
Other Changes, Deferred Tax Liabilities Gross	(100)	3
Deferred Tax Assets, Gross	(13,609)	(13,698)
Additions Deferred Tax Assets Gross	(1,478)	(2,341)
Deductions Deferred Tax Assets Gross	1,523	1,588
Currency Translation Differences Deferred Tax Assets Gross	(278)	862
Decrease through loss of control of subsidiary Deferred tax assets Gross	813
Other Changes Deferred Tax Assets Gross	(90)	(20)
Deferred Tax Assets, Gross	(13,356)	(13,609)
Provision For Accumulated write-down of Deferred Tax Assets	5,262	5,622
Additions Deferred Tax Assets Accumulated write-down	253	212
Deductions Deferred Tax Assets Accumulated write-down	(43)	(349)
Currency Translation Differences Deferred Tax Assets Accumulated write-down	71	(202)
Other Changes Deferred Tax Assets Accumulated write-down	198	(21)
Provision For Accumulated write-down of Deferred Tax Assets	5,741	5,262
Deferred Tax Assets, Net of Valuation Allowance	(8,347)	(8,076)
Additions Deferred Tax Assets Net	(1,225)	(2,129)
Deductions Deferred Tax Assets Net	1,480	1,239
Currency Translation Differences Deferred Tax Assets Net	(207)	660
Decrease through loss of control of subsidiary Differences Deferred Tax Assets Net	813
Other Changes Deferred Tax Assets Net	108	(41)
Deferred Tax Assets, Net of Valuation Allowance	(7,615)	(8,347)
Deferred tax assets, gross [Member]
Disclosure Of Deferred Tax Liabilities [Line Items]
Deferred Tax Assets, Gross	(13,846)
Deferred Tax Assets, Gross		(13,846)
Accumulated write-downs of deferred tax assets
Disclosure Of Deferred Tax Liabilities [Line Items]
Provision For Accumulated write-down of Deferred Tax Assets	5,262
Provision For Accumulated write-down of Deferred Tax Assets		5,262
Deferred tax assets, net of impairments [Member]
Disclosure Of Deferred Tax Liabilities [Line Items]
Deferred Tax Assets, Net of Valuation Allowance	€ (8,584)
Deferred Tax Assets, Net of Valuation Allowance		€ (8,584)